FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

September 30, 2014

(unaudited)

	Shares	Value (A)
Common Stocks — 99.1%

Energy — 78.6%
Exploration & Production — 27.4%
Anadarko Petroleum Corp. (E)	275,000	$27,896,000
Cabot Oil & Gas Corp.	339,300	11,091,717
ConocoPhillips	197,000	15,074,440
Energen Corp.	165,000	11,919,600
EOG Resources, Inc.	358,000	35,449,160
EQT Corp.	140,000	12,815,600
Hess Corp.	115,000	10,846,800
Marathon Oil Corp.	571,000	21,463,890
Noble Energy, Inc.	373,500	25,532,460
Oasis Petroleum, Inc. (C) (E)	150,000	6,271,500
Occidental Petroleum Corp.	405,000	38,940,750
Pioneer Natural Resources Co.	99,500	19,598,515
Whiting Petroleum Corp. (C) (E)	140,000	10,857,000

		247,757,432

Integrated Oil & Gas — 25.4%
Chevron Corp. (E)	743,200	88,678,624
Exxon Mobil Corp. (F)	1,358,430	127,760,342
Suncor Energy Inc.	350,000	12,652,500

		229,091,466

Oil Equipment & Services — 18.1%
Baker Hughes, Inc.	30,000	1,951,800
Ensco plc	140,000	5,783,400
Halliburton Co. (E)	610,870	39,407,224
Nabors Industries Ltd.	480,000	10,924,800
National Oilwell Varco, Inc. (E)	250,000	19,025,000
Oil States International Inc. (C)	170,000	10,523,000
Schlumberger Ltd.	560,000	56,946,400
Seadrill Ltd. (B)	200,003	5,352,080
Weatherford International plc (C)	645,000	13,416,000

		163,329,704

Pipelines — 2.6%
Kinder Morgan Inc.	250,000	9,585,000
Williams Companies, Inc.	250,000	13,837,500

		23,422,500

Refiners — 5.1%
Marathon Petroleum Corp.	132,300	11,201,841
Phillips 66	431,275	35,066,970

		46,268,811

Basic Materials — 20.5%
Chemicals — 16.7%
CF Industries Holdings, Inc. (E)	84,069	23,473,746
Dow Chemical Co. (E)	547,500	28,710,900
Eastman Chemical Co. (B)	144,000	11,648,160
FMC Corp.	157,000	8,978,830
LyondellBasell Industries N.V. (Class A)	354,000	38,465,640
Monsanto Co.	194,400	21,871,944
Praxair, Inc.	134,500	17,350,500

		150,499,720

General Industrials — 1.1%
Packaging Corp. of America	160,000	10,211,200

Gold & Precious Metals — 0.6%
SPDR Gold Trust (C) (E)	45,000	5,229,450

Industrial Metals — 1.8%
Freeport-McMoRan Copper & Gold Inc.	487,000	15,900,550

Mining — 0.3%
Peabody Energy Corp.	202,440	2,506,207

Total Common Stocks (Cost $487,010,159)		894,217,040

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2014

(unaudited)

	Principal/ Shares	Value (A)
Short-Term Investments — 1.0%
Money Market Account — 1.0%
M&T Bank, 0.10%	$8,841,461	$8,841,461
Money Market Funds — 0.0%
Fidelity Institutional Money Market - Money Market Portfolio (Institutional Class), 0.08% (D)	100,000	100,000

Total Short-Term Investments (Cost $8,941,461)		8,941,461

Securities Lending Collateral — 0.4%
(Cost $4,137,344)
Money Market Funds — 0.4%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio (Institutional Class), 0.06% (D)	4,137,344	4,137,344

Total Investments — 100.5% (Cost $500,088,964)		907,295,845
Cash, receivables, prepaid expenses and other assets, less liabilities — (0.5)%		(4,678,572)

Net Assets — 100.0%		$902,617,273

Notes:

(A)	Common Stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $31,816,600.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $28,512,500.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

September 30, 2014

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
300	Anadarko Petroleum Corp.	$125	Oct 14	$10,800
210	CF Industries Holdings, Inc.	290	Nov 14	208,950
250	Chevron Corp.	135	Dec 14	5,250
1,250	Dow Chemical Co.	60	Dec 14	67,500
480	Halliburton Co.	75	Oct 14	2,880
500	National Oilwell Varco, Inc.	87.50	Nov 14	14,500
250	Oasis Petroleum, Inc.	55	Nov 14	11,250
150	SPDR Gold Trust	140	Dec 14	1,500
150	SPDR Gold Trust	143	Mar 15	5,400
250	Whiting Petroleum Corp.	97.50	Dec 14	16,250

3,790				344,280

COLLATERALIZED PUTS
400	Baker Hughes, Inc.	62.50	Oct 14	34,000
500	Cabot Oil & Gas Corp.	30	Oct 14	12,500
500	Chevron Corp.	115	Dec 14	125,000
250	Energen Corp.	75	Oct 14	97,500
250	EOG Resources, Inc.	85	Jan 15	45,500
250	EOG Resources, Inc.	87.50	Jan 15	57,500
500	Exxon Mobil Corp.	92.50	Oct 14	42,000
500	Exxon Mobil Corp.	90	Jan 15	108,000
150	SPDR Gold Trust	115	Oct 14	19,500
150	SPDR Gold Trust	115	Dec 14	44,700

3,450				586,200

	Total Option Liability (Unrealized Loss of $41,507 on $888,973 Premiums Received)			$930,480

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Fund is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at September 30, 2014 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$894,217,040	$--	$--	$894,217,040
Short-term investments	8,941,461	--	--	8,941,461
Securities lending collateral	4,137,344	--	--	4,137,344

Total investments	$907,295,845	$--	$--	$907,295,845

Written options	$(930,480)	$--	$--	$(930,480)

There were no transfers into or from Level 1 or Level 2 during the quarter ended September 30, 2014.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at September 30, 2014 was $500,088,964 and net unrealized appreciation aggregated $407,206,881, of which the related gross unrealized appreciation and depreciation were $428,185,471 and $20,978,590, respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At September 30, 2014, the Fund had securities on loan of $4,032,338 and held cash collateral of $4,137,344. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	October 17, 2014

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	October 17, 2014